Recoverable Income Tax And Deferred Taxes Assets - Schedule of recoverable income tax and deferred taxes assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current recoverable taxes [Abstract]
Current recoverable taxes		R$ 542,726	R$ 621,246
Deferred recoverable taxes		99,175	23,050
Current taxes payable [Abstract]
Current taxes payable		66,654	27,026
Income tax payable [Member]
Current taxes payable [Abstract]
Current taxes payable		54,358	21,628
Social contribution payable [Member]
Current taxes payable [Abstract]
Current taxes payable		12,296	5,398
Income Tax And Social Contribution On Temporary Differences [Member]
Current recoverable taxes [Abstract]
Deferred recoverable taxes		99,175	23,050
Recoverable income tax (IRPJ) [Member]
Current recoverable taxes [Abstract]
Current recoverable taxes	[1]	209,513	287,472
Recoverable social contribution (CSLL) [Member]
Current recoverable taxes [Abstract]
Current recoverable taxes	[1]	81,215	91,996
IRRF/CSLL - withholding income taxes [Member]
Current recoverable taxes [Abstract]
Current recoverable taxes	[2]	R$ 251,998	R$ 241,778

[1]	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
[2]	Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.